LONG-TERM INVESTMENTS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Sep. 30, 2017	Mar. 31, 2017 CNY (¥)	Apr. 30, 2012 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment of investment								¥ 13,030	$ 1,997
Distribution received								17,723	2,716	¥ 20,200
Increase (Decrease) in Cost of Investments in Equity Method Investments								(29,068)		(351,958)
Disposal gain										17,853	¥ 16,509
Equity method investment loss								10,869	1,666	(50,553)	(186,642)
Equity method investment	¥ 124,116							116,667		124,116		$ 17,880
WiFire Group ("WiFire Group")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage					33.33%
Capital injected										5,000
Percentage of ownership disposed					66.67%
Equity method investment								0
Equity Investments Without Readily Determinable Fair Value
Schedule of Equity Method Investments [Line Items]
Equity investments without readily determinable fair values								13,500	2,069	13,122
Dividend income of non-marketable investments								607	93	461	406
Gain from disposal of non-marketable investments								257	39	5,536	20,496
Impairment of investment								¥ 13,030	1,997	¥ 0	¥ 0
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage	27.694%							27.694%		27.694%	27.694%	27.694%
Distribution received								¥ 17,723	$ 2,716	¥ 20,200
Capital injected							¥ 101,000
Equity method investment loss										7,152
Shihua DC Investment Holdings Limited
Schedule of Equity Method Investments [Line Items]
Increase (Decrease) in Cost of Investments in Equity Method Investments								¥ (29,068)		(337,555)
Accumulative share equity loss derecognized	¥ 22,308									22,308
Shihua Investment Management [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage						49.00%
Capital injected						¥ 13,537					¥ 15,531
Share equity loss recognized	¥ 16,290									¥ 16,290
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage	59.00%									59.00%
Capital injected	¥ 3,930
Increase (Decrease) in Cost of Investments in Equity Method Investments										¥ 3,930
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2")
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage						49.00%
Capital injected						¥ 133,639					¥ 203,916
Jingliang Inter Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage				60.00%
Capital injected				¥ 6,000
Jingliang Century Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage				40.00%
Capital injected				¥ 4,000
Huaye Cloud
Schedule of Equity Method Investments [Line Items]
Equity interest, percentage			50.00%
Capital injected			¥ 23,333
Increase (Decrease) in Cost of Investments in Equity Method Investments										¥ (23,333)
Disposal gain		¥ 17,853
Total cash consideration on disposal of equity interests		23,333
Investment loss		¥ 17,853